Employee Benefit Plan - Additional Information (Detail) - 401(k) plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, description	The Company’s 401(k) plan covers employees who are at least 21 years of age, have completed one year of employment and worked a minimum of 1,000 hours. Employees may elect to defer a percentage of their salary up to the maximum allowed under the Internal Revenue Service Code. During 2019, the Company made matching contributions to its 401(k) plan equal to 100% of the first 3% of salary deferred plus 50% of the next 2% of an employee’s contribution for a total maximum Company match of 4% of the salary deferred by the employee, subject to Internal Revenue Service Code limitations.
Defined contribution plan, employee eligibility age	21 years
Defined contribution plan, minimum service period required for eligibility	1 year
Defined contribution plan, cost	$ 0.3	$ 3.7
Defined contribution plan, matching contribution percent		100.00%
Defined contribution plan, employee contribution deferred percent		3.00%
Defined contribution plan, employee contribution percent		2.00%
Defined contribution plan, maximum employee contribution percent		4.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, matching contribution percent		50.00%